Business combinations - Disclosure of Business Combination (Details) € in Thousands, £ in Millions			12 Months Ended
	Sep. 06, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Sep. 06, 2021 GBP (£)
Satisfied by [Abstract]
Total net cash outflow			€ (2,992)	€ (52,526)	€ 0
ZigZag Global Ltd
Disclosure of detailed information about business combination [line items]
Software		€ 5,223
Property, plant and equipment		23
Trade and other receivables		1,886
Cash		1,680
Trade and other payables		(2,575)
Borrowings		(2,327)
Deferred tax liabilities		(1,305)
Fair value of assets and liabilities		2,605
Goodwill arising on acquisition		63,776
Consideration payable		66,381
Satisfied by [Abstract]
Cash consideration paid		(51,879)
Cash consideration payable		349
Put option		(4,557)
Contingent consideration payable		(9,596)		€ (9,600)
Total net cash outflow		€ (52,526)
Yocuda
Disclosure of detailed information about business combination [line items]
Software	€ 1,236
Trade and other receivables	323
Cash	510
Trade and other payables	(235)
Income tax payable	(29)
Provisions	(9)
Deferred tax liabilities	(309)
Deferred income	(11)
Fair value of assets and liabilities	1,476
Goodwill arising on acquisition	7,829
Fair value of previously held equity interest	(968)
Consideration payable	8,337
Satisfied by [Abstract]
Cash consideration paid	(3,502)					£ (3.0)
Put option	(4,835)
Total net cash outflow	€ (2,992)